Employee Benefit Plans (Details 3)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 25, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
Weighted Average:
Discount rate to determine benefit obligations	3.70%	4.60%	5.70%	3.70%	4.60%	5.50%
Discount rate to determine net costs				4.60%	5.70%	6.00%
Rate of future compensation increases to determine benefit obligation				4.50%	3.00%	3.50%
Rate of future compensation increases to determine net cost				3.20%	3.50%	3.50%
Rate of return on plan assets to determine net cost	7.80%			7.80%	8.00%	8.00%